Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
THE ALGER FUNDS
Alger 35 Fund
Supplement dated December 18, 2020 to the
Prospectus and Statement of Additional Information (“SAI”) of the Fund
dated March 1, 2020, as amended and supplemented to date
On December 18, 2020, at a special meeting of shareholders, shareholders of record of Alger 35 Fund (the “Fund”) approved a proposal to amend the investment advisory agreement between Fred Alger Management, LLC (the “Manager”) and The Alger Funds (the “Trust”), on behalf of the Fund, to remove the Fund’s fulcrum fee structure and implement an advisory fee of 0.45% of average daily net assets of the Fund. Because shareholder approval was obtained after October 31, 2020, the fiscal year end of the Fund, shareholders will be charged, through October 31, 2021, an advisory fee of the lesser of (i) 0.45% of average daily net assets of the Fund; and (ii) the fulcrum fee of a minimum of 0.30% if performance matches or falls below the return of the S&P 500 Index, and a maximum of 0.80% if performance exceeds the S&P 500 Index. The advisory fee of 0.45% will become effective on November 1, 2021.
Effective December 18, 2020, the following changes are made to the Fund’s prospectus and SAI, as applicable:
The sections of the Fund’s prospectus entitled “Summary Sections—Alger 35 Fund—Fund Fees and Expenses” and “Summary Sections—Alger 35 Fund—Example” for the Fund’s Class P shares are deleted in their entirety and replaced with the following:
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger 35 Fund
Class	P
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees**	0.45%
Other Expenses***	2.07%
Total Annual Fund Operating Expenses	2.52%
Fee Waiver and/or Expense Reimbursement***	(1.97)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.55%

*	The expense information in the table has been restated to reflect a change in advisory fees that was effective on December 18, 2020.
**
The advisory fee paid to Fred Alger Management, LLC (the “Manager”) will be the lesser of (i) an annual rate of 0.45% of the Fund’s average daily net assets; and (ii) a fulcrum fee consisting of a base fee at an annual rate of 0.55% of the Fund’s average daily net assets and a positive or negative performance adjustment of up to an annual rate of 0.25% based upon the Fund’s Class P-2 Shares performance relative to the S&P 500 Index, resulting in a minimum total fee of 0.30% and a maximum total fee of 0.80%.

***
The Manager has contractually agreed to limit the Other Expenses of the Fund so that such expenses never exceed 0.10% of average daily net assets. This commitment is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Board of Trustees of The Alger Funds and the Manager, and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Fund and the Manager. This expense reimbursement arrangement does not include dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that there is no performance adjustment to the advisory fee and that the Fund’s operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-year examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by the Manager. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class P	$56	$176	$307	$689
The sections of the Fund’s prospectus entitled “Summary Sections—Alger 35 Fund—Fund Fees and Expenses” and “Summary Sections—Alger 35 Fund—Example” for the Fund’s Class P-2 shares are deleted in their entirety and replaced with the following:
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger 35 Fund
Class	P-2
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees**	0.45%
Other Expenses***
Shareholder Service Fees	0.08%
Miscellaneous Other Expenses	4.13%
Total Other Expenses	4.21%
Total Annual Fund Operating Expenses	4.66%
Fee Waiver and/or Expense Reimbursement***	(3.95)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.71%

*	The expense information in the table has been restated to reflect a change in advisory fees that was effective on December 18, 2020.
**
The advisory fee paid to Fred Alger Management, LLC (the “Manager”) will be the lesser of (i) an annual rate of 0.45% of the Fund’s average daily net assets; and (ii) a fulcrum fee consisting of a base fee at an annual rate of 0.55% of the Fund’s average daily net assets and a positive or negative performance adjustment of up to an annual rate of 0.25% based upon the Fund’s Class P-2 Shares performance relative to the S&P 500 Index, resulting in a minimum total fee of 0.30% and a maximum total fee of 0.80%.

***
The Manager has contractually agreed to limit the Other Expenses of the Fund so that such expenses, excluding sub-transfer agent and shareholder servicing fees estimated at 0.08%, never exceed 0.10% of average daily net assets. This commitment is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Board of Trustees of The Alger Funds and the Manager, and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Fund and the Manager. This expense reimbursement arrangement does not include dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that there is no performance adjustment to the advisory fee and that the Fund’s operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-year examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by the Manager. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class P-2	$73	$227	$395	$883

Class P Shares | Alger 35 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
THE ALGER FUNDS
Alger 35 Fund
Supplement dated December 18, 2020 to the
Prospectus and Statement of Additional Information (“SAI”) of the Fund
dated March 1, 2020, as amended and supplemented to date
On December 18, 2020, at a special meeting of shareholders, shareholders of record of Alger 35 Fund (the “Fund”) approved a proposal to amend the investment advisory agreement between Fred Alger Management, LLC (the “Manager”) and The Alger Funds (the “Trust”), on behalf of the Fund, to remove the Fund’s fulcrum fee structure and implement an advisory fee of 0.45% of average daily net assets of the Fund. Because shareholder approval was obtained after October 31, 2020, the fiscal year end of the Fund, shareholders will be charged, through October 31, 2021, an advisory fee of the lesser of (i) 0.45% of average daily net assets of the Fund; and (ii) the fulcrum fee of a minimum of 0.30% if performance matches or falls below the return of the S&P 500 Index, and a maximum of 0.80% if performance exceeds the S&P 500 Index. The advisory fee of 0.45% will become effective on November 1, 2021.
Effective December 18, 2020, the following changes are made to the Fund’s prospectus and SAI, as applicable:
The sections of the Fund’s prospectus entitled “Summary Sections—Alger 35 Fund—Fund Fees and Expenses” and “Summary Sections—Alger 35 Fund—Example” for the Fund’s Class P shares are deleted in their entirety and replaced with the following:
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger 35 Fund
Class	P
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees**	0.45%
Other Expenses***	2.07%
Total Annual Fund Operating Expenses	2.52%
Fee Waiver and/or Expense Reimbursement***	(1.97)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.55%

*	The expense information in the table has been restated to reflect a change in advisory fees that was effective on December 18, 2020.
**
The advisory fee paid to Fred Alger Management, LLC (the “Manager”) will be the lesser of (i) an annual rate of 0.45% of the Fund’s average daily net assets; and (ii) a fulcrum fee consisting of a base fee at an annual rate of 0.55% of the Fund’s average daily net assets and a positive or negative performance adjustment of up to an annual rate of 0.25% based upon the Fund’s Class P-2 Shares performance relative to the S&P 500 Index, resulting in a minimum total fee of 0.30% and a maximum total fee of 0.80%.

***
The Manager has contractually agreed to limit the Other Expenses of the Fund so that such expenses never exceed 0.10% of average daily net assets. This commitment is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Board of Trustees of The Alger Funds and the Manager, and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Fund and the Manager. This expense reimbursement arrangement does not include dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that there is no performance adjustment to the advisory fee and that the Fund’s operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-year examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by the Manager. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class P	$56	$176	$307	$689

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect a change in advisory fees that was effective on December 18, 2020.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that there is no performance adjustment to the advisory fee and that the Fund’s operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-year examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by the Manager. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Class P Shares | Alger 35 Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Advisory Fees	rr_ManagementFeesOverAssets	0.45%	[1],[2]
Total Other Expenses	rr_OtherExpensesOverAssets	2.07%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.52%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.97%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%	[2]
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	176
5 Years	rr_ExpenseExampleYear05	307
10 Years	rr_ExpenseExampleYear10	689
1 Year	rr_ExpenseExampleNoRedemptionYear01	56
3 Years	rr_ExpenseExampleNoRedemptionYear03	176
5 Years	rr_ExpenseExampleNoRedemptionYear05	307
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 689
Class P-2 Shares | Alger 35 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
THE ALGER FUNDS
Alger 35 Fund
Supplement dated December 18, 2020 to the
Prospectus and Statement of Additional Information (“SAI”) of the Fund
dated March 1, 2020, as amended and supplemented to date
On December 18, 2020, at a special meeting of shareholders, shareholders of record of Alger 35 Fund (the “Fund”) approved a proposal to amend the investment advisory agreement between Fred Alger Management, LLC (the “Manager”) and The Alger Funds (the “Trust”), on behalf of the Fund, to remove the Fund’s fulcrum fee structure and implement an advisory fee of 0.45% of average daily net assets of the Fund. Because shareholder approval was obtained after October 31, 2020, the fiscal year end of the Fund, shareholders will be charged, through October 31, 2021, an advisory fee of the lesser of (i) 0.45% of average daily net assets of the Fund; and (ii) the fulcrum fee of a minimum of 0.30% if performance matches or falls below the return of the S&P 500 Index, and a maximum of 0.80% if performance exceeds the S&P 500 Index. The advisory fee of 0.45% will become effective on November 1, 2021.
Effective December 18, 2020, the following changes are made to the Fund’s prospectus and SAI, as applicable:
The sections of the Fund’s prospectus entitled “Summary Sections—Alger 35 Fund—Fund Fees and Expenses” and “Summary Sections—Alger 35 Fund—Example” for the Fund’s Class P-2 shares are deleted in their entirety and replaced with the following:
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger 35 Fund
Class	P-2
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees**	0.45%
Other Expenses***
Shareholder Service Fees	0.08%
Miscellaneous Other Expenses	4.13%
Total Other Expenses	4.21%
Total Annual Fund Operating Expenses	4.66%
Fee Waiver and/or Expense Reimbursement***	(3.95)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.71%

*	The expense information in the table has been restated to reflect a change in advisory fees that was effective on December 18, 2020.
**
The advisory fee paid to Fred Alger Management, LLC (the “Manager”) will be the lesser of (i) an annual rate of 0.45% of the Fund’s average daily net assets; and (ii) a fulcrum fee consisting of a base fee at an annual rate of 0.55% of the Fund’s average daily net assets and a positive or negative performance adjustment of up to an annual rate of 0.25% based upon the Fund’s Class P-2 Shares performance relative to the S&P 500 Index, resulting in a minimum total fee of 0.30% and a maximum total fee of 0.80%.

***
The Manager has contractually agreed to limit the Other Expenses of the Fund so that such expenses, excluding sub-transfer agent and shareholder servicing fees estimated at 0.08%, never exceed 0.10% of average daily net assets. This commitment is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Board of Trustees of The Alger Funds and the Manager, and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Fund and the Manager. This expense reimbursement arrangement does not include dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that there is no performance adjustment to the advisory fee and that the Fund’s operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-year examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by the Manager. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class P-2	$73	$227	$395	$883

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect a change in advisory fees that was effective on December 18, 2020.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that there is no performance adjustment to the advisory fee and that the Fund’s operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-year examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by the Manager. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Class P-2 Shares | Alger 35 Fund | Class P-2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Advisory Fees	rr_ManagementFeesOverAssets	0.45%	[1],[2]
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.08%	[2],[4]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	4.13%	[2],[4]
Total Other Expenses	rr_OtherExpensesOverAssets	4.21%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.66%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.95%)	[2],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.71%	[2]
1 Year	rr_ExpenseExampleYear01	$ 73
3 Years	rr_ExpenseExampleYear03	227
5 Years	rr_ExpenseExampleYear05	395
10 Years	rr_ExpenseExampleYear10	883
1 Year	rr_ExpenseExampleNoRedemptionYear01	73
3 Years	rr_ExpenseExampleNoRedemptionYear03	227
5 Years	rr_ExpenseExampleNoRedemptionYear05	395
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 883

[1]	The advisory fee paid to Fred Alger Management, LLC (the “Manager”) will be the lesser of (i) an annual rate of 0.45% of the Fund’s average daily net assets; and (ii) a fulcrum fee consisting of a base fee at an annual rate of 0.55% of the Fund’s average daily net assets and a positive or negative performance adjustment of up to an annual rate of 0.25% based upon the Fund’s Class P-2 Shares performance relative to the S&P 500 Index, resulting in a minimum total fee of 0.30% and a maximum total fee of 0.80%.
[2]	The expense information in the table has been restated to reflect a change in advisory fees that was effective on December 18, 2020.
[3]	The Manager has contractually agreed to limit the Other Expenses of the Fund so that such expenses never exceed 0.10% of average daily net assets. This commitment is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Board of Trustees of The Alger Funds and the Manager, and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Fund and the Manager. This expense reimbursement arrangement does not include dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses.
[4]	The Manager has contractually agreed to limit the Other Expenses of the Fund so that such expenses, excluding sub-transfer agent and shareholder servicing fees estimated at 0.08%, never exceed 0.10% of average daily net assets. This commitment is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Board of Trustees of The Alger Funds and the Manager, and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Fund and the Manager. This expense reimbursement arrangement does not include dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses.